Stockholders' Equity (Tables)	3 Months Ended
Mar. 31, 2011
Stockholders' Equity (Tables) [Abstract]
Vale issued mandatory convertible notes

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6,75% p.a.

Funds linked to future mandatory conversion

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

Basic and diluted earnings per share
Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Net income from continuing operations attributable to Company’s stockholders	6,826	5,917	1,749
Discontinued operations, net of tax	—	—	(145)

Net income attributable to Company’s stockholders	6,826	5,917	1,604

Interest attributed to preferred convertible notes	(18)	(23)	(19)
Interest attributed to common convertible notes	(8)	(10)	(23)

Net income for the period adjusted	6,800	5,884	1,562

Basic and diluted earnings per share

Income available to preferred stockholders	2,585	2,231	591
Income available to common stockholders	4,130	3,579	926
Income available to convertible notes linked to preferred shares	61	53	23
Income available to convertible notes linked to common shares	24	21	22

Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,008,930	1,997,276	2,030,998
Weighted average number of shares outstanding (thousands of shares) — common shares	3,209,349	3,204,203	3,181,727
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	77,580
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	74,998

Total	5,283,980	5,267,180	5,365,303

Earnings per preferred share	1.29	1.12	0.29
Earnings per common share	1.29	1.12	0.29
Earnings per convertible notes linked to preferred share (*)	1.67	1.61	0.54
Earnings per convertible notes linked to common share (*)	1.74	1.68	0.60

Continuous operations
Earnings per preferred share	1.29	1.12	0.32
Earnings per common share	1.29	1.12	0.32
Earnings per convertible notes linked to preferred share (*)	1.67	1.61	0.57
Earnings per convertible notes linked to common share (*)	1.74	1.68	0.63

Discontinued operations
Earnings per preferred share	—	—	(0.03)
Earnings per common share	—	—	(0.03)
Earnings per convertible notes linked to preferred share (*)	—	—	(0.03)
Earnings per convertible notes linked to common share (*)	—	—	(0.03)

(*)	Basic earnings per share only, as dilution assumes conversion

Dilutive effect in the conversion of the convertible notes
If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following dilutive effect as shown below:

	Three-month period ended (unaudited)
	March 31,	December 31,	March 31,
	2011	2010	2010
Income available to preferred stockholders	2,664	2,307	633
Income available to common stockholders	4,162	3,610	971
Weighted average number of shares outstanding (thousands of shares) — preferred shares	2,056,215	2,044,561	2,108,578
Weighted average number of shares outstanding (thousands of shares) — common shares	3,227,765	3,222,619	3,256,725

Earnings per preferred share	1.29	1.13	0.30
Earnings per common share	1.29	1.12	0.30

Continuous operations
Earnings per preferred share	1.29	1.13	(0.33)
Earnings per common share	1.29	1.12	(0.33)

Discontinued operations
Earnings per preferred share	—	—	(0.03)
Earnings per common share	—	—	(0.03)